Unaudited Condensed Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net Sales	$ 18,429,900	$ 8,137,175
Cost and Expenses:
Cost of Sales	3,933,125	2,272,304
Labor expenses	6,672,399	3,677,223
Stock based compensation	4,009,593	9,324,783
Occupancy and relates costs	1,955,020	1,573,966
Professional fees	1,391,035	1,572,691
Depreciation and amortization	4,264,771	1,051,077
Selling, general and administrative expenses	10,750,027	7,951,188
Total operating expenses	32,975,970	27,423,232
Loss from operations	(14,546,070)	(19,286,057)
Other (expenses)
Interest expense	(46,073,871)	(16,108,755)
Loss on modification of indebtedness	(1,082,709)	(294,219)
Loss on disposition of assets	(3,280)	0
Net loss from continued operations	(61,705,930)	(35,689,031)
Discontinued operations, loss from operations of discontinued venue, including loss on the disposal assets of $1,151,376 in 2013	(2,989,770)	(1,102,819)
Net loss	$ (64,695,700)	$ (36,791,850)
Basic and diluted loss per share - continuing operations	$ (1.61)	$ (1.14)
Basic and diluted loss per share - discontinued operations	$ (0.08)	$ (0.04)
Total basic and diluted loss per share	$ (1.69)	$ (1.17)
Weighted Average Shares outstanding	38,299,758	31,383,964